Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2023 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—41.8%
	AUSTRALIAN DOLLAR—1.2%
	Sovereign—1.2%
100,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$66,513
65,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	42,008
130,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	71,021
	TOTAL	179,542
	BRITISH POUND—4.8%
	Sovereign—4.8%
120,000	United Kingdom, Government of, 3.250%, 1/22/2044	125,748
110,000	United Kingdom, Government of, 4.250%, 12/7/2027	135,289
100,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	123,717
100,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	107,753
160,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	114,324
90,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	112,836
	TOTAL	719,667
	CANADIAN DOLLAR—1.5%
	Sovereign—1.5%
265,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	220,145
	EURO—22.9%
	Sovereign—22.9%
60,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	63,326
230,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	230,864
100,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	87,860
145,000	France, Government of, 0.500%, 5/25/2025	144,685
140,000	France, Government of, 2.750%, 10/25/2027	146,384
100,000	France, Government of, 5.750%, 10/25/2032	129,044
100,000	France, Government of, Bond, 4.500%, 4/25/2041	120,791
120,000	France, Government of, O.A.T., 5.500%, 4/25/2029	144,312
100,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	80,786
75,000	Germany, Government of, 2.500%, 7/4/2044	77,566
100,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	127,355
140,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	133,101
255,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	261,499
120,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	99,748
100,000	Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	102,195
200,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	208,182
290,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	247,704
105,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	115,559
140,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	138,387
70,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	60,230
70,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	69,237
100,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	101,776
140,000	Spain, Government of, 4.200%, 1/31/2037	153,756
150,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	147,660
145,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	138,781

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
25,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	$26,227
90,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	91,898
	TOTAL	3,448,913
	JAPANESE YEN—10.3%
	Sovereign—10.3%
58,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	467,433
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	465,330
53,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	421,583
30,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	194,756
	TOTAL	1,549,102
	MEXICAN PESO—1.1%
	Sovereign—1.1%
3,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	168,547
	TOTAL BONDS (IDENTIFIED COST $8,134,888)	6,285,916
	REPURCHASE AGREEMENTS—6.2%
$934,000	Interest in $400,000,000 joint repurchase agreement, 4.52% dated 2/28/2023 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $400,050,222 on 3/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $408,051,286.	934,000
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
30,000	AUD CALL/USD PUT, JP Morgan, Notional Amount $30,000, Exercise Price $0.72, Expiration Date 7/13/2023	215
30,000	EUR CALL/USD PUT, Bank of New York, Notional Amount $30,000, Exercise Price $1.11, Expiration Date 7/13/2023	139
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $4,553)	354
	PURCHASED PUT OPTIONS—0.0%
	Foreign Currency—0.0%
30,000	USD PUT/CAD CALL, JP Morgan, Notional Amount $30,000, Exercise Price $1.32, Expiration Date 7/14/2023	178
400,000	EUR PUT/AUD CALL, Morgan Stanley, Notional Amount $400,000, Exercise Price $1.52, Expiration Date 4/10/2023	844
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,126)	1,022
	INVESTMENT COMPANY—51.2%
966,900	Emerging Markets Core Fund (IDENTIFIED COST $9,619,824)	7,706,193
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $18,694,391)	14,927,485
	OTHER ASSETS AND LIABILITIES - NET—0.8%[1]	114,232
	TOTAL NET ASSETS—100%	$15,041,717
At February 28, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
Euro-Bund Futures	1	$140,579	March 2023	$(1,513)
Euro-Oat Futures	1	$135,068	March 2023	$(4,178)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,691)

The average notional value of long futures contracts held by the Fund throughout the period was $104,657. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value in U.S. Dollars
Call Option:
JP Morgan	USD CALL/CAD PUT	$30,000	7/14/2023	$1.359	$(545)
Put Options:
Bank of New York	EUR PUT/USD CALL	$30,000	7/13/2023	$1.073	$(655)
JP Morgan	AUD PUT/USD CALL	$30,000	7/13/2023	$0.679	$(928)
(PREMIUMS PAID $1,572)					$(2,128)
The average market value of purchased call and put options held by the Fund throughout the period was $405 and $1,639, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $366 and $480, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/10/2023	BNP Paribas	400,000 CNY	$59,856	$(2,040)
4/10/2023	BNP Paribas	340,000,000 COP	$69,269	$109
4/10/2023	BNP Paribas	$170,000	3,157,441 MXN	$(1,185)
4/10/2023	Morgan Stanley	1,100,000,000 IDR	$70,453	$1,577
4/11/2023	Bank of America	400,000 EUR	577,546 CAD	$726
4/11/2023	Bank of America	100,000 GBP	$120,529	$(147)
4/11/2023	BNP Paribas	1,100,000,000 IDR	$72,826	$(798)
4/11/2023	UBS Securities LLC	400,000 BRL	$75,623	$173
4/11/2023	JPMorgan	135,000 EUR	2,820,288 MXN	$(9,719)
4/11/2023	Morgan Stanley	100,000 GBP	2,252,297 MXN	$(1,707)
4/11/2023	Morgan Stanley	125,000 GBP	1,536,585 NOK	$2,179
4/11/2023	Morgan Stanley	125,000 GBP	1,557,244 NOK	$186
4/11/2023	Morgan Stanley	5,400,000 MXN	39,496,891 JPY	$839
4/11/2023	Morgan Stanley	$150,000	2,787,554 MXN	$(1,103)
4/11/2023	Morgan Stanley	$75,000	335,508 PLN	$(191)
4/11/2023	State Street	90,000 EUR	$97,806	$(2,368)
4/17/2023	Bank of America	37,600,000 COP	$7,535	$127
4/17/2023	BNP Paribas	71,910,000 COP	$15,036	$(383)
5/9/2023	UBS Securities LLC	52,800 BRL	$10,004	$(48)
5/16/2023	BNP Paribas	20,000 EUR	$21,278	$(27)
8/31/2023	JPMorgan	4,142,543 JPY	$31,236	$71
8/31/2023	Morgan Stanley	10,690 AUD	$7,240	$—
8/31/2023	Morgan Stanley	16,064 AUD	$10,877	$3
8/31/2023	Morgan Stanley	22,404 CAD	$16,534	$(63)
8/31/2023	Morgan Stanley	33,764 CAD	$24,852	$(29)
8/31/2023	Morgan Stanley	10,571 CHF	$11,474	$(20)
8/31/2023	Morgan Stanley	13,118 GBP	$15,950	$(108)
8/31/2023	Morgan Stanley	252,856 MXN	$13,324	$6
8/31/2023	Morgan Stanley	381,768 MXN	$19,990	$135
8/31/2023	State Street	7,013 CHF	$7,643	$(43)
8/31/2023	State Street	43,744 EUR	$46,936	$(179)
8/31/2023	State Street	66,164 EUR	$70,484	$236
8/31/2023	State Street	19,973 GBP	$23,954	$167

Settlement Date	Counterparty	Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
8/31/2023	State Street	2,769,998 JPY	$20,805	$130
Contracts Sold:
4/10/2023	BNP Paribas	340,000,000 COP	$73,879	$4,501
4/10/2023	BNY Mellon	$300,000	38,321,010 JPY	$(16,854)
4/10/2023	Morgan Stanley	$70,000	93,919 CAD	$(1,142)
4/10/2023	State Street	$810,000	102,389,516 JPY	$(53,466)
4/11/2023	Bank of America	400,000 EUR	576,513 CAD	$(1,483)
4/11/2023	Bank of America	120,000 GBP	19,467,204 JPY	$(599)
4/11/2023	BNY Mellon	30,000 GBP	$36,636	$522
4/11/2023	Citibank	250,000 GBP	3,057,018 NOK	$(5,918)
4/11/2023	HSBC	130,000 EUR	$139,582	$1,727
4/11/2023	JPMorgan	100,000 GBP	2,361,891 MXN	$7,647
4/11/2023	Morgan Stanley	135,000 EUR	2,816,753 MXN	$9,528
4/11/2023	Morgan Stanley	5,400,000 MXN	38,860,873 JPY	$(5,539)
4/11/2023	Morgan Stanley	$150,000	20,337,465 JPY	$290
4/11/2023	Morgan Stanley	$75,000	330,803 PLN	$(863)
4/11/2023	State Street	100,000 AUD	$69,674	$2,278
4/17/2023	Bank of America	37,600,000 COP	$7,813	$151
4/17/2023	BNP Paribas	71,910,000 COP	$15,533	$880
4/17/2023	Citibank	$10,000	344,117 THB	$(216)
5/9/2023	UBS Securities LLC	52,800 BRL	$10,056	$100
5/16/2023	Citibank	$20,000	18,560 EUR	$(279)
5/16/2023	Citibank	$20,000	2,615,314 JPY	$(575)
5/16/2023	Citibank	$20,000	31,442 NZD	$(560)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(73,364)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $95,932 and $113,948, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and value for Written Options Contracts are included in “Other Assets and Liabilities—Net.”
Transaction with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2022	$6,499,592
Purchases at Cost	$1,137,917
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$68,684
Net Realized Gain/(Loss)	$—
Value as of 2/28/2023	$7,706,193
Shares Held as of 2/28/2023	966,900
Dividend Income	$140,920
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$6,285,916	$—	$6,285,916
Repurchase Agreement	—	934,000	—	934,000
Purchased Call Option	—	354	—	354
Purchased Put Option	—	1,022	—	1,022
Investment Company	7,706,193	—	—	7,706,193
TOTAL SECURITIES	$7,706,193	$7,221,292	$—	$14,927,485
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$34,288	$—	$34,288
Liabilities
Futures Contracts	(5,691)	—	—	(5,691)
Written Put Option	—	(1,583)	—	(1,583)
Written Call Option	—	(545)	—	(545)
Foreign Exchange Contracts	—	(107,652)	—	(107,652)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,691)	$(75,492)	$—	$(81,183)
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
THB	—Thai Baht
USD	—United States Dollar